Financial Risk Management_Objectives Policies And Processes For Managing Capital(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Objectives Policies And Processes For Managing Capital Abstract [Abstract]
Minimum Common Equity Tier One Ratio	8.00%	7.125%
Minimum Tier One Ratio	9.50%	8.625%
Minimum Total Regulatory Capital Ratio	11.50%	10.625%
Capital Abstract [Abstract]
Equity Capital:	₩ 36,995,181	₩ 34,476,172
Tier One Risk Based Capital Abstract [Abstract]
Tier 1 Capital	35,426,114	32,993,826
Common Equity Tier 1 Capital	34,709,873	32,993,826
Additional Tier 1 Capital	716,241	0
Tier 2 Capital	1,569,067	1,482,346
Risk-weighted assets:	₩ 255,549,020	₩ 236,099,017
Equity Capital (%):	0.1448	0.146
Tier 1 Capital (%)	0.1386	0.1397
Common Equity Tier 1 Capital (%)	0.1358	0.1397